Related Party Transactions (Details Narrative) - HubPages, Inc. [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Chief Executive Officer [Member] | Computer Services [Member]
Payments to related party advances	$ 6,000	$ 0
Officer and His Family [Member]
Payments to related party advances	$ 7,064	$ 8,973	$ 13,303	$ 5,343